Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Amounts due from related parties	$ 19,784		¥ 12,064,450		¥ 136,028
Investments	5,417,807		36,150,192		37,183,493
Maximum exposure to loss in non-consolidated VIEs	5,437,591		48,214,642		37,319,521
Cash and cash equivalents	188,868,452		1,527,777,270	¥ 1,123,166,156	1,298,565,042
Restricted cash	581,776				4,000,000
Short-term investments	687,021		23,203,612		4,723,612
Accounts receivable	5,764,386		53,512,590		39,633,035
Other receivables	2,980,604		22,989,264		20,493,145
Amounts due from related parties, net of allowance for doubtful accounts of RMB 940,333 and RMB 33,684,333 as of December 31, 2017 and 2018, respectively	28,991,592		268,760,059		199,331,694
Other current assets	2,228,317		12,276,204		15,320,791
Long-term investments	8,573,922		50,450,000		58,950,000
Investment in affiliates	9,782,915		181,922,556		67,262,431
Property and equipment, net	5,274,822		44,957,054		36,267,042
Other non-current assets	4,059,926		32,459,581		27,914,021
Deferred tax assets- non-current	14,687,692		71,807,042		100,985,228
Total Assets	288,050,910		2,626,087,778		1,980,494,033
Accrued payroll and welfare expenses	16,966,571		212,718,285		116,653,658
Income tax payable	33,094,029		179,224,777		227,537,993
Other tax payable	6,255,476		57,325,185		43,009,523
Amounts due to related parties-current	4,524,051		27,294,813		31,105,111
Other current liabilities	5,807,570		31,941,785		39,929,945
Total Liabilities	89,207,360		772,219,777		613,345,198
Amounts due from related parties, allowance for doubtful accounts			2,791,933		43,516,516
Net revenues	192,239,643	¥ 1,321,743,663	1,706,161,622	1,127,710,444
Operating cost and expenses	215,502,374	1,481,686,576	1,182,593,788	832,905,436
Cash flows generated from (used in) operating activities:	(9,849,705)	(67,721,633)	617,527,056	188,263,729
Cash flows generated from (used in) investing activities:	(5,945,996)	(40,881,690)	(74,041,982)	1,878,091
Cash flows generated from (used in) financing activities:	(17,661,192)	(121,429,521)	(121,147,657)	114,406,429
Changes in the group's ownership interest
Net income (loss) attributable to ordinary shareholders - diluted	(56,395,029)	(387,744,018)	409,492,179	207,583,868
Transfers from the noncontrolling interest			14,716,560
Change from net income (loss) attributable to Jupai and transfers from noncontrolling interest	(56,395,029)	(387,744,018)	424,208,739	207,583,868
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	76,356,391		690,746,313		524,988,367
Restricted cash	581,776				4,000,000
Short-term investments	687,021		8,403,612		4,723,612
Accounts receivable	201,461		21,518,406		1,385,145
Other receivables	1,366,243		5,347,169		9,393,606
Amounts due from related parties, net of allowance for doubtful accounts of RMB 940,333 and RMB 33,684,333 as of December 31, 2017 and 2018, respectively	9,134,196		111,677,886		62,802,168
Other current assets	602,739		4,530,389		4,144,131
Long-term investments	7,119,482		50,450,000		48,950,000
Investment in affiliates	6,730,641		146,335,509		46,276,520
Property and equipment, net	234,171		5,789,030		1,610,045
Intangible assets, net	3,557,662		24,125,958		24,460,706
Other non-current assets	155,767		7,644,721		1,070,978
Deferred tax assets- non-current	9,657,555		62,207,252		66,400,516
Total Assets	116,385,105		1,138,776,245		800,205,794
Accrued payroll and welfare expenses	5,469,903		17,211,922		37,608,320
Income tax payable	4,986,152		11,589,669		34,282,285
Other tax payable	1,763,343		13,137,192		12,123,866
Amounts due to related parties-current	1,611,931		2,000,000		11,082,834
Deferred revenue - current from related parties	14,549,268		152,688,070		100,033,490
Deferred revenues - current	786,377		16,639,706		5,406,737
Other current liabilities	1,873,655		6,467,967		12,882,315
Deferred revenue - non-current from related parties	3,020,405		58,319,769		20,766,792
Deferred revenue - non-current	269,049		5,426,548		1,849,843
Total Liabilities	34,330,083		283,480,843		236,036,482
Amounts due from related parties, allowance for doubtful accounts			940,333		¥ 33,684,333
Net revenues	60,437,173	415,535,786	627,016,422	732,980,901
Operating cost and expenses	93,297,560	641,467,372	405,103,864	403,582,170
Net income (loss) attributable to Jupai shareholders	(59,129,427)	(406,544,377)	224,603,316	131,718,076
Cash flows generated from (used in) operating activities:	(20,950,634)	(144,046,084)	174,718,889	277,276,364
Cash flows generated from (used in) investing activities:	(2,546,995)	(17,511,862)	(58,426,145)	15,580,919
Cash flows generated from (used in) financing activities:	(29,089)	(200,000)	(16,152,503)	775,000
Consolidated VIE and VIE's subsidiaries | Third party
Variable interest entity
Net revenues	8,367,499	57,530,741	108,640,382	98,500,261
Consolidated VIE and VIE's subsidiaries | Related party
Variable interest entity
Net revenues	$ 52,069,674	¥ 358,005,045	518,376,040	¥ 634,480,640
UP Capital
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares			1,411,129
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days	30 days
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares			¥ 13,305,431
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years	20 years
Extension term of agreement (in years)	1 year	1 year
Term of loan agreement (in years)	20 years	20 years